PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2013	2014
	RMB	RMB

Buildings	64,262	63,818
Capital lease of property	57,324	57,324
Motor vehicles	6,624	5,798
Office and computer equipment	95,177	92,721
Leasehold improvements	83,288	64,544
Sub-total	306,675	284,205
Less: accumulated depreciation	(112,009)	(135,043)
Add: construction in progress	716	110
Total	195,382	149,272